SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                                 -----------------

                            DWS Equity Partners Fund

The following information supplements the "Portfolio management" section of the above-noted fund's prospectuses.

The following people handle the day-to-day management of the fund.



R. Hutchings Vernon, CFA                  Lee S. Owen
Vice President of Alex. Brown             Vice President of Alex. Brown
Investment Management and Co-Manager      Investment Management and Co-Manager
of the fund.                              of the fund.
o   Joined the fund in 2008.              o   Managed the fund since inception.
o   Joined ABIM in 1993 as a portfolio    o   Joined ABIM as a Vice President
    manager.                                  in 1983.
o   Prior experience as portfolio         o   Over 30 years of investment
    manager and research analyst for          industry experience.
    T. Rowe Price Associates, Legg        o   Prior experience as portfolio
    Mason & Wachovia Bank.                    manager at T. Rowe Price
o   BA from the University of Virginia.       Associates.
o   Member and past president of the      o   BA from Williams College and MBA
    Baltimore Security Analysts               from the University of Virginia.
    Society.                              o   Member of the Baltimore Security
                                              Analysts Society and the
Hobart C. Buppert II                          Financial Analysts Federation.
Vice President of Alex. Brown
Investment Management and Co-Manager      Nina K.Yudell
of the fund.                              Vice President of Alex. Brown
o   Managed the fund since 2002.          Investment Management and Co-Manager
o   Joined ABIM as a Vice President       of the fund.
    in 1980.                              o   Joined the fund in 2007.
o   Over 30 years of investment           o   Joined ABIM in 1992 as a research
    industry experience.                      analyst; portfolio manager since
o   Prior experience as portfolio             2004.
    manager at T. Rowe Price              o   Prior experience at T. Rowe Price
    Associates and as a portfolio             Associates in investment
    manager and research analyst at           management positions.
    Equitable Trust Company.              o   BS and MBA from University of
o   BA and MBA from Loyola College.           Baltimore. MSB from Johns Hopkins
o   Member of the Baltimore Security          University.
    Analysts Society and the Financial    o   Previously, adjunct faculty
    Analysts Federation.                      member (finance), New Hampshire
                                                College.


               Please Retain This Supplement for Future Reference


                                                                     [Logo]DWS
                                                                       SCUDDER
January 8, 2008                                            Deutsche Bank Group

Supplement to the currently effective Statement of Additional Information for Fund listed below:

DWS Equity Partners Fund
--------------------------------------------------------------------------------


The following information supplements the "Investment Advisory and Other Services" section of the Fund's current Statement of Additional Information:

Fund Ownership of Portfolio Managers

The following table shows the dollar range of shares owned beneficially and of record by R. Hutchings Vernon, including any investments by his immediate family members sharing the same household and amounts invested through retirement and deferred compensation plans. This information is provided as of November 30, 2007.

                                              Dollar Range of
Name of Portfolio Manager                  DWS Fund Shares Owned
-------------------------                  ---------------------
R. Hutchings Vernon                         $100,001 - $500,000

Conflicts of Interest

In addition to managing the assets of the Fund, the Fund's portfolio managers may have responsibility for managing other client accounts of ABIM or its affiliates. The tables below show, for R. Hutchings Vernon, the number and asset size of (1) SEC registered investment companies (or series thereof) other than the Fund, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by R. Hutchings Vernon. The tables also show the number of performance based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of November 30, 2007.


Other SEC Registered Investment Companies Managed:

                                 Number of       Total Assets of      Number of Investment
                                 Registered        Registered           Company Accounts         Total Assets of
Name of                          Investment        Investment           with Performance-        Performance-Based
Portfolio Manager                Companies          Companies               Based Fee              Fee Accounts
-----------------                ---------          ---------               ---------              ------------
R. Hutchings Vernon                  0                 $0                       0                       $0


Other Pooled Investment Vehicles Managed:

                                                                      Number of Pooled
                                 Number of      Total Assets of      Investment Vehicle
                                   Pooled           Pooled             Accounts with           Total Assets of
Name of                          Investment        Investment           Performance-          Performance-Based
Portfolio Manager                 Vehicles          Vehicles             Based Fee              Fee Accounts
-----------------                 --------          --------             ---------              ------------
R. Hutchings Vernon                  1             $42,000,000                  0                     $0

Other Accounts Managed:

                                                                         Number of Other
                                 Number of                                Accounts with           Total Assets of
Name of                            Other         Total Assets of        Performance-Based        Performance-Based
Portfolio Manager                 Accounts       Other Accounts                Fee                 Fee Accounts
-----------------                 --------       --------------                ---                 ------------
R. Hutchings Vernon                  30          $2,280,000,000                 0                       $0


               Please Retain This Supplement for Future Reference

January 8, 2008